Accounting Policies, by Policy (Policies)	12 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principal of consolidation

Principal of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries as of September 30, 2023. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

	Principal activities	Percentage of ownership	Date of incorporation	Place of incorporation
EpicQuest Education Group International Limited (the “Company” or “EpicQuest”) (formerly Elite Education International Co. Ltd.)	Investment holding	—	December 13, 2017	BVI
Quest Holdings International LLC (“QHI”)	Foreign education programs and student dormitory services	100%	December 19, 2012	Ohio, US
Quest International Education Center LLC (“QIE”) (formerly Miami International Education Center LLC)	Collection of tuition payments from oversea students	100%	January 23, 2017	Ohio, US
Highrim Holding International Limited (“HHI”)	Investing holding	100%	July 9, 2021	BC, Canada
Richmond Institute of Language Inc. (“RIL” or “EduGlobal College”)	Academic services for college and university applications	100%	April 18, 2008	BC, Canada
Ameri-Can Education Group Corp. (“Ameri-Can”)	Education services	70%	November 17, 2019	Ohio, US
Study Up Center, LLC (“SUPC”)	Student education assistance	100%	April 27, 2022	Ohio, US
Davis College Inc. (“DC”)	Education services	70%	1858	Ohio, US
Skyward Holding International Limited (“Skyward”)	Investment holding	100%	June 13, 2023	MB, Canada

On November 24, 2021, the Company acquired 70% of Ameri-Can and on January 15, 2022, the Company acquired 80% of RIL and on March 31, 2023 the Company acquired the remaining 20% of RIL. Refer to Note 3 below for details.

On April 27, 2022, the Company incorporated the new subsidiary SUPC to provide student education assistance services.

On December 1, 2022, Ameri-Can exercised its conversion feature in relation to a convertible debt, through which the Ameri-Can acquired 100% ownership of DC.

On June 13, 2023, the Company incorporated the new subsidiary Skyward as an investment holding subsidiary.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Actual amounts could differ from those estimates and differences could be material. Changes in estimates are recorded in the period they are identified.

Significant items subject to estimates include, purchase price allocation associated with business combinations, the recoverable amounts of goodwill and indefinite-lived intangible assets, the useful lives of long-lived assets and finite-lived intangible assets and deferred income taxes.

Foreign currency and foreign currency translation

Foreign currency and foreign currency translation

The Company’s reporting currency is the United States dollar (“US$” or “$”). The US$ is the functional currency of the Company and its subsidiaries of QHI, QIE, HHI, Ameri-Can, SUPC, DC and Skyward. The Canadian dollar (“C$”) is the functional currency of the Company’s subsidiary of RIL.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currency at the prevailing rates of exchange at the balance date. The resulting exchange differences are reported in the consolidated statements of operations and comprehensive loss.

The assets and liabilities of the Company’s subsidiary in the C$, which is RIL, are translated at the exchange spot rate at the balance sheet date, stockholders’ equity is translated at the historical rates and the revenues and expenses are translated at the average exchange rates for the periods. The resulting translation adjustments are reported under other comprehensive income in the consolidated statements of operations and comprehensive loss in accordance with ASC 220. The following are the exchange rates that were used in translating RIL’s financial statements into the consolidated financial statements:

	September 30, 2023	September 30, 2022

Year-end spot rate	US$1=C$ 1.3535	US$1=C$ 1.3752
Average rate	US$1=C$ 1.3486	US$1=C$ 1.2842*

(* For period from January 15, 2022, acquisition date, to September 30, 2022)

Certain risks and concentration

Certain risks and concentration

The Company’s financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable and notes receivable. As of September 30, 2023 and 2022, substantially all of the Company’s cash and cash equivalents were held in major financial institutions located in the US and Canada.

The Company does not have significant trades receivable related to students as they are required to prepay service fees.

Therefore, there was no significant concentration risk for the Company as at September 30, 2023 and 2022.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of petty cash on hand and cash held in banks, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use.

Restricted cash

Restricted cash

Restricted cash represents the cash that is held by the Department of Education on behalf of DC, in order to meet the financial protection requirement for change of ownership of DC. This amount represents 25% of the Title IV, Higher Education Act (“HEA”) program funds received by DC during its most recently completed fiscal year.

Revenue recognition

Revenue recognition

ASC 606 provides for a five-step model for recognizing revenue from contracts with customers. These five steps include:

(i)	Identify the contract
(ii)	Identify performance obligations
(iii)	Determine transaction price
(iv)	Allocate transaction price
(v)	Recognize revenue

Under ASC 606, revenue is recognized when the customer obtains control of a good or service. A customer obtains control of a good or service if it has the ability to direct the use of and obtain substantially all of the remaining benefits from that good or service. The Company’s revenue streams contain the following performance obligations:

●	English education programs through the subsidiary of QHI;

●	Dorm renewal services offered through the subsidiary of QHI;

●	Professional career training programs offered through the subsidiary of DC.

●	College education programs offered through the subsidiary of DC.

●	Post-education training programs offered through the subsidiary of DC.

The transfers of controls of the Company’s English education programs, professional career training programs and college degree education programs occur over time upon the delivery of the services to the students based on the terms of the semester. Therefore, revenues for all these performance obligations are all recognized over time as the students simultaneously receive the services and consume the benefits provided by the Company’s performance of the services.

The Company determined it acts as the principal for all the service performance obligations since it is in control of establishing the prices for the specified services, managing the major aspects of the service delivery processes, and assuming the risks of loss for delivery and collection. All services revenues are presented on a gross basis in the consolidated statements of operations and comprehensive loss.

Funds received from student prior to provision of our education services are recognized as deferred revenue. The deferred revenue is subsequently released into revenue once the registered semester starts and is released using straight-line method based on the semester period, which is generally three months. The release of the deferred revenue is to match the timing of the cost of our services, which is generally also based on the semester term.

Costs of services

Costs of services

Costs of services for English education programs are primarily comprised of the tuition fees paid to our partnered education institution in the US, for the provision of our English language programs. These fees are recognized into costs of services when such fees are incurred based on semester terms in direct relation to Miami University’s conducting of the English language education services for us.

Costs of services for professional career training programs are primarily comprised of salary expenses incurred for instructors and employees that are directly involved in assisting the provisions of the services.

Cost of services for college degree education programs and post-education training programs are primarily comprised of fees paid to our partnered education institutions in China for provision of our college degree education programs.

Fair value measurement

Fair value measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs that may be used to measure fair value as follows:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2:	Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3:	Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, notes receivables, accounts payable and accrued liabilities, due to related party, common shares subject to redemption and lease liabilities. The carrying amounts of cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities and due to related party approximate their fair values due to the short-term nature of these instruments. For lease liabilities, fair value approximates their carrying value at the year-end, as the interest rates used to discount the host contracts approximate market rates.

The Company noted no transfers between levels during any of the periods presented. The Company did not have any instruments that were measured at fair value on a recurring nor non-recurring basis as of September 30, 2023 and 2022.

Property and equipment

Property and equipment

Property and equipment are recorded at cost, less accumulated, depreciation and impairment. Depreciation of property and equipment is calculated on a straight-line basis, after consideration of expected useful lives and estimated residual values. The estimated annual deprecation rate of these assets are generally as follows:

Category	Depreciation years	Estimated residual value
Buildings	33 to 39	$Nil
Machinery & equipment	3	$Nil
Vehicles	5	$Nil
Furniture and fixtures	7	$Nil
Software	5	$Nil
Leasehold improvement	Lesser of lease term or economic life	$Nil

Expenditures for maintenance and repairs are expensed as incurred. Gains and losses on disposals are the differences between net sales proceeds and carrying amount of the relevant assets and are recognized in the consolidated statements of operations and comprehensive loss.

Intangible assets

Intangible assets

Intangible assets are measured at cost less accumulated amortization and accumulated impairment losses. Cost includes all expenditures that are directly attributable to the acquisition or development of the asset, net of any amounts received in relation to those assets.

Amortization is recognized in net earnings on a straight-line basis over the estimated useful lives of intangible assets from the date that they are available for use. The estimated useful lives are:

Asset	Basis	Rate / term
University relationship	Straight-line	10 years
Education license/certificate	Straight-line	5 years
In-process course curriculum	Straight-line	5 years
Accreditations and licensing	n/a	Indefinite life
Accredited curriculum	Straight-line	10 years
Articulation agreement	Straight-line	5 years
Brand related assets	n/a	Indefinite life

Leases

Leases

The Company adopted ASC 842 – Leases for its fiscal year beginning on October 1, 2020. There was only one office lease subject to ASC 842 upon the adoption of the new standard. Since the office lease is classified as operating lease under ASC 842 and was also previously classified as operating lease under the legacy ASC 840, the adoption of the ASC 842 did not result in material adjustments to this office lease compared to ASC 840.

The Company determines if an arrangement is a lease at inception. The Company may have lease agreements with lease and non-lease components, which are generally accounted for separately. Leases are classified as either operating leases or finance leases pursuant to ASC 842.

i)	Operating leases

Operating leases are recognized as right-of-use assets (“ROU”) in non-current assets and lease liabilities in non-current liabilities in the consolidated balance sheets if the initial lease term is greater than 12 months. For leases with an initial term of 12 months or less the Company recognizes those lease payments on a straight-line basis over the lease term.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, management uses the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Management uses the implicit rate when readily determinable. Lease expense for lease payments is recognized on a straight-line basis over the lease term and are included in general and administrative (“G&A”) expenses.

Impairment of long-lived and indefinite-lived assets

Impairment of long-lived and indefinite-lived assets

Long-lived assets, comprised of property and equipment, ROU assets, and intangible assets subject to amortization, are assessed for impairment whenever events or circumstances indicate that their carrying value may not be recoverable. For the purpose of impairment testing, long-lived assets are grouped and tested for recoverability at the lowest level that generates independent cash flows. An impairment loss is recognized when the carrying value of the assets or asset groups is greater than the future projected undiscounted cash flows. The impairment loss is calculated as the excess of the carrying value over the fair value of the asset or asset group. Fair value is based on valuation techniques or third party appraisals. Significant estimates and judgments are applied in determining these cash flows and fair values.

Indefinite-lived intangible assets are tested annually for impairment as of September 30, and between annual tests if indicators of potential impairment exist. The Company has the option of performing a qualitative assessment to first determine whether the quantitative impairment test is necessary. This involves an assessment of qualitative factors to determine the existence of events or circumstances that would indicate whether it is more likely than not that the fair value of the indefinite-lived intangible asset is less than its carrying value. If the qualitative assessment indicates it is not more likely than not that the fair value is less than its carrying value, a quantitative impairment test is not required. Where a quantitative impairment test is required, the procedure is to compare the indefinite-lived intangible asset’s fair value with its carrying amount. An impairment loss is recognized as the difference between the indefinite-lived intangible asset’s carrying amount and its fair value.

There were no impairment losses for the years ended September 30, 2023 and 2022.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price of an acquired enterprise over the fair value assigned to the assets acquired and liabilities assumed in a business combination.

Goodwill is not amortized, but it is tested annually for impairment at the reporting unit level as of September 30, and between annual tests if indicators of potential impairment exist. The Company has the option of performing a qualitative assessment of a reporting unit to first determine whether the quantitative impairment test is necessary. This involves an assessment of qualitative factors to determine the existence of events or circumstances that would indicate whether it is more likely than not that the fair value of the reporting unit to which goodwill belongs is less than its carrying value. If the qualitative assessment indicates it is not more likely than not that the reporting unit’s fair value is less than its carrying value, a quantitative impairment test is not required.

If a quantitative impairment test is required, the procedure is to identify potential impairment by comparing the reporting unit’s fair value with its carrying amount, including goodwill. The reporting unit’s fair value is determined using various valuation approaches and techniques that involve assumptions based on what the Company believes a hypothetical marketplace participant would use in estimating fair value on the measurement date. An impairment loss is recognized as the difference between the reporting unit’s carrying amount and its fair value. If the difference between the reporting units carrying amount and fair value is greater than the amount of goodwill allocated to the reporting unit, the impairment loss is restricted by the amount of the goodwill allocated to the reporting unit.

As of September 30, 2023, the Company elected to perform a quantitative assessment directly for its goodwill under RIL’s operation and recorded an impairment of $14,308 to RIL’s goodwill.

As of September 30, 2023, the Company performed a qualitative assessment of its goodwill under DC’s operation and concluded that there were no indicators of impairment.

Taxation

Taxation

Current income taxes are provided on the basis of net profit for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of operation and comprehensive income in the period of the enactment of the change.

The Company considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Company has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

The Company recognizes a tax benefit associated with an uncertain tax position when, in its judgment, it is more likely than not that the position will be sustained upon examination by a taxing authority. For a tax position that meets the more-likely-than-not recognition threshold, the Company initially and subsequently measures the tax benefit as the largest amount that the Company judges to have a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority. The Company’s liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The Company’s effective tax rate includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Company classifies interest and penalties recognized on the liability for unrecognized tax benefits as income tax expense.

Earnings per share

Earnings per share

Basic earnings per share is computed by dividing net income attributable to shareholders by the weighted average number of common shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between common shares and other participating securities based on their participating rights. Net loss is not allocated to other participating securities if based on their contractual terms they are not obligated to share in the losses. Diluted earnings per share is calculated by dividing net income attributable to common shareholders by the weighted average number of common and dilutive common equivalent shares outstanding during the period. Common equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Defined contribution plans

Defined contribution plans

The Company contributes to defined contribution retirement schemes which are available to all employees. Contributions to the schemes by the Company and employees are calculated as a percentage of employees’ basic salaries. The retirement benefit scheme cost charged to profit or loss represents contributions payable by the Company to the funds.

Stock-Based Compensation

Stock-Based Compensation

The measure stock-based awards at fair value on the date of the grant and expense the awards in Consolidated Statements of Operations and Comprehensive Loss over the requisite service period of employees or consultants. The fair value of stock options is determined using the Black-Scholes valuation model. The fair value of stock-based awards is determined using the share price of the Company at the date of grant. Stock-based compensation expense related to all stock-based awards, including stock option, is recognized over the requisite service period on a straight-line basis. The amount of stock-based compensation expense recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date. Forfeitures are accounted for as they occur.

Business combinations

Business combinations

The Company recognizes and measures the assets acquired and liabilities assumed in a business combination based on their estimated fair values at the acquisition date, while transaction costs related to business combinations are expensed as incurred. An income, market or cost valuation method may be utilized to estimate the fair value of the assets acquired and liabilities assumed, if any, in a business combination. The income valuation method represents the present value of future cash flows over the life of the asset using: (i) discrete financial forecasts, which rely on management’s estimates of resource quantities and exploration potential, costs to produce and develop resources, revenues and operating expenses; (ii) appropriate discount rates; and (iii) expected future capital requirements (the “income valuation method”). The market valuation method uses prices paid for a similar asset by other purchasers in the market, normalized for any differences between the assets (the “market valuation method”). The cost valuation method is based on the replacement cost of a comparable asset at the time of the acquisition adjusted for depreciation and economic and functional obsolescence of the asset (the “cost valuation method”). If the initial accounting for the business combination is incomplete by the end of the reporting period in which the acquisition occurs, an estimate will be recorded. Subsequent to the acquisition date, and not later than one year from the acquisition date, the Company will record any material adjustments to the initial estimate based on new information obtained that would have existed as of the date of the acquisition. Any adjustment that arises from information obtained that did not exist as of the date of the acquisition will be recorded in the period the adjustments arises.

Recently issued accounting standards

Recently issued accounting standards

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. The update primarily addresses the accounting for contract assets and contract liabilities from revenue contracts with customers acquired in a business combination. The update requires that an acquirer recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with ASC 606 - Revenue from Contracts with Customers, whereas prior to the adoption of the update, contract assets acquired and contract liabilities assumed in a business combination were recognized at fair value on the acquisition date. The amendments in this update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption of the amendments is permitted, including adoption in an interim period. An entity that early adopts in an interim period should apply the amendments (1) retrospectively to all business combinations for which the acquisition date occurs on or after the beginning of the fiscal year that includes the interim period of early application and (2) prospectively to all business combinations that occur on or after the date of initial application. The Company is required to adopt the new standards for fiscal year ending September 30, 2024. The Company is currently assessing the impact, if any, that ASU 2021-08 would have on its financial position, results of operations or cash flows.

Restatement

Restatement

During the year ended September 30, 2023, the Company identified two adjustments related to its previously September 30, 2022 consolidated financial statements filed on January 19, 2023. These two adjustments are: i) a balance sheet reclassification error. The error was due to the 201,613 common shares issued for the acquisition of Ameri-Can (refer to Note 3 below) were redeemable at the option of the seller. The Company incorrectly classified these redeemable shares as equity instead of as financial liability; ii) an error related to an overstatement of its deferred income tax liabilities due to the Company did not offset its net-operating loss (“NOL”) with the deferred income tax liabilities for the same legal entity before providing full valuation allowance for the NOL. The Company has corrected the two errors in the year ended September 30, 2023.

The relevant notes, Notes 11, 12,13 and 16, to the consolidated financial statements have been restated to reflect the adjustments disclosed in the restatement. The following table summarizes the effect of the restatement on each financial statement line item as of the date, and for the period, indicated:

Consolidated Balance Sheets

	Year Ended September 30, 2022			Year Ended September 30, 2022
	As previously reported (US$)	Adjustment 1 (US$)	Adjustment 2 (US$)	As restated (US$)
Deferred income tax liabilities	107,674	-	(107,674)	-

Common shares subject to redemption	-	1,250,000		1,250,000

Common shares	18,017	(320)		17,697
Additional paid-in-capital	17,526,546	(1,249,680)		16,276,866
Deficit	(2,416,788)	-	107,674	(2,309,114)
Total shareholder’ equity	15,098,836	(1,250,000)	107,674	13,956,510

Consolidated Statements of Operations and Comprehensive Loss

	Year Ended September 30, 2022		Year Ended September 30, 2022
	As previously reported (US$)	Adjustment 2 (US$)	As restated (US$)
Deferred income tax recovery	(99,814)	(107,674)	(207,488)

Total income tax recovery	(83,355)	(107,674)	(191,029)

Net loss	(6,236,116)	107,674	(6,128,442)
Net loss attributable to common stockholders	(6,071,229)	107,674	(5,963,555)
Total comprehensive loss	(6,265,055)	107,674	(6,157,381)
Loss per share (basic and diluted)	(0.55)	0.01	(0.54)

Consolidated Statements of Cash flows

	Year Ended September 30, 2022		Year Ended September 30, 2022
	As previously reported (US$)	Adjustment 2 (US$)	As restated (US$)
Net loss	(6,236,116)	107,674	(6,128,442)
Adjustments for items not affecting cash:
Deferred income tax recovery	(99,814)	(107,674)	(207,488)

Adjustment 1 does not have impacts to the consolidated statements of operations and comprehensive loss, loss per share and the consolidated statements of cash flows for the years ended September 30, 2023 and 2022.